CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
CONVERTIBLE DEBENTURES

7.	CONVERTIBLE DEBENTURES
On March 31, 2017, all $126.6 million of the outstanding convertible debentures matured and were repaid and settled with cash on hand.
The following table summarizes the activity associated with the convertible debentures:

Series B - 6.25 percent
Maturity date	March 31, 2017
Conversion price (per Pengrowth share)	$11.51
Balance, December 31, 2015	$137.0
Repurchase of convertible debentures	(10.2)
Premium accretion	(0.2)
Balance, December 31, 2016	$126.6
Repayment of convertible debentures	(126.6)
Balance, December 31, 2017	$—
Face value, December 31, 2017	$—

8.	LONG TERM DEBT
AMENDMENTS TO LONG TERM DEBT
On October 12, 2017, Pengrowth entered into agreements with the lenders in its syndicated Credit Facility and the holders of its remaining term notes (collectively referred to as the "Lenders") amending certain terms of its Credit Facility and term notes. Highlights of the agreements are:

•
The prepayment of all of the term notes due August 21, 2018 (U.S.$265 million and Cdn$15 million) and additional prepayments of Cdn$115.4 million of principal during the fourth quarter of 2017 on the remaining outstanding term notes.

•
Amendments to the existing financial covenants effective for the quarter ending September 30, 2017 through to and including the quarter ending September 30, 2019 in the case of its term notes, and expiring on March 31, 2019 in the case of its Credit Facility (the "Waiver Period"). During the Waiver Period:

◦	The Debt to Adjusted EBITDA ratio covenant and the Debt to Book Capitalization ratio covenant do not apply.

◦	The trailing 12 month Adjusted EBITDA to Adjusted Interest Expense minimum ratio covenant is revised as follows:

Year	Q1	Q2	Q3	Q4
2017	n/a	n/a	4.0 times	0.77 times
2018	0.75 times	0.68 times	1.03 times	1.01 times
2019	1.13 times	1.19 times	1.23 times	4.0 times

•	The Lenders were granted security over Pengrowth’s assets, similar to other oil and gas borrowing base loans.

•
The remaining outstanding term notes maturing in 2019 through 2024 are subject to a 2.0 percentage point increase in interest rates (which increases to 3.0 percentage points on January 1, 2020). A one-time amendment fee of 0.5 percent on outstanding term notes was also paid to the holders of term notes due after 2018.

•
The aggregate credit limit under the Credit Facility was reduced to $330 million following the closing of the Swan Hills asset sale, the $50 million Demand Credit Facility was eliminated and interest rates under the Credit Facility increased by 2.0 percentage points. A one time amendment fee of 0.5 percent of the aggregate credit limit was paid to the syndicate members of the Credit Facility.

•
The 2017 debt restructuring was a substantial modification of terms and was therefore reflected as an extinguishment of debt for accounting purposes with a Loss on extinguishment of debt reflected in the 2017 Consolidated Statement of Income (Loss) in the amount of $56.7 million composed of $55.2 million of debt restructuring costs and $1.5 million of remaining unamortized issue costs. Debt restructuring costs comprised the amendment fees, make whole payments on the principal prepayments, as well as professional fees.

Financial Covenants
Pursuant to the debt amending agreements, the only applicable covenant during the Waiver Period is the trailing 12 month Adjusted EBITDA to Adjusted Interest Expense ratio (the "Interest Coverage" ratio). The Interest Coverage ratio changes each quarter until the fourth quarter of 2019 for term notes and until the March 31, 2019 maturity for the Credit Facility after which it remains at 4.0 times, as noted above. Also after the Waiver Period, the Debt to Adjusted EBITDA ratio covenant of 3.5 times, and the Debt to Book Capitalization ratio covenant of 55 percent will be applicable again.
The calculation of the Interest Coverage ratio is based on specific definitions within the agreements and contains adjustments pursuant to the agreements, some of which cannot be readily replicated by referring to Pengrowth’s Consolidated Financial Statements. Trailing 12 month EBITDA can be adjusted for certain one-time cash items, estimated EBITDA from material divested or acquired properties and non-cash items. Trailing 12 month interest expense can be adjusted for the interest expense related to debt repaid with asset divestment proceeds.
Pengrowth's Interest Coverage ratio was 1.6 times at December 31, 2017, which was above the fourth quarter of 2017 covenant of 0.77 times.
All loan agreements and amendments can be found on SEDAR at www.sedar.com filed under "Other" or "Material Document" and on EDGAR at www.sec.gov.
As at December 31, 2017, Pengrowth had the following outstanding long term debt:

	As at
	December 31, 2017	December 31, 2016
U.S. dollar denominated term notes:
400 million at 6.35 percent due July 26, 2017	$—	$537.0
265 million at 6.98 percent due August 21, 2018 (1)	—	355.6
35 million at 5.49 percent due October 18, 2019 (2)	35.3	46.9
115.5 million at 7.98 percent due May 11, 2020 (3)	118.3	154.8
105 million at 6.07 percent due October 18, 2022 (4)	107.1	140.6
195 million at 6.17 percent due October 18, 2024 (5)	199.7	261.1
	$460.4	$1,496.0
U.K. pound sterling denominated term notes:
15 million at 5.45 percent due October 18, 2019 (6)	$20.6	$24.8
Canadian dollar term notes:
15 million at 6.61 percent due August 21, 2018 (1)	$—	$15.0
25 million at 6.74 percent due October 18, 2022 (7)	20.5	24.9
	$20.5	$39.9
Canadian dollar term Credit Facility borrowings	$109.0	$—
Total long term debt	$610.5	$1,560.7

Current portion of long term debt	$—	$537.0
Non-current portion of long term debt	610.5	1,023.7
	$610.5	$1,560.7

(1)	There was no outstanding balance following the early repayment on October 12, 2017.

(2)	The remaining balance of U.S.$28.1 million term notes were outstanding, following the early repayment of U.S.$6.9 million in the fourth quarter of 2017.

(3)	The remaining balance of U.S.$94.1 million term notes were outstanding, following the early repayment of U.S.$21.4 million in the fourth quarter of 2017.

(4)	The remaining balance of U.S.$85.2 million term notes were outstanding, following the early repayment of U.S.$19.8 million in the fourth quarter of 2017.

(5)	The remaining balance of U.S.$158.9 million term notes were outstanding, following the early repayment of U.S.$36.1 million in the fourth quarter of 2017.

(6)	The remaining balance of U.K. pound sterling 12.1 million term notes were outstanding, following the early repayment of U.K. pound sterling 2.9 million in the fourth quarter of 2017.

(7)	The remaining balance of Cdn$20.5 million term notes were outstanding, following the early repayment of Cdn$4.5 million in the fourth quarter of 2017.
At December 31, 2017, Pengrowth had in place a secured $330.0 million revolving, committed term Credit Facility supported by a syndicate of 11 domestic and international banks which matures on March 31, 2019.
The Facility carried floating interest rates that were expected to range between 3.6 percent and 5.25 percent over bankers’ acceptance rates, depending on Pengrowth’s ratio of senior debt to earnings before interest, taxes and non-cash items. At December 31, 2017, the available facility had drawings of $109.0 million (December 31, 2016 – $nil) and letters of credit in the amount of $69.4 million (December 31, 2016 – $51.3 million) were outstanding.
During 2017, Pengrowth prepaid its U.S.$400.0 million 6.35 percent senior unsecured notes, its U.S.$265 million 6.98 percent senior unsecured notes and its Cdn$15.0 million 6.61 percent senior unsecured notes. Additional prepayments of Cdn$115.4 million of principal were made on the remaining outstanding term notes in the fourth quarter of 2017. Pursuant to the relevant Note Purchase Agreements, amendment fees and make whole payments on the principal prepayments totaling Cdn$37.6 million were paid in addition to the principal for a total amount of Cdn$1.0 billion.
As of December 31, 2017, an unrealized cumulative foreign exchange loss of $96.2 million (December 31, 2016 - $353.3 million) has been recognized on the remaining U.S. dollar term notes since the date of issuance. As of December 31, 2017, an unrealized cumulative foreign exchange loss of $1.4 million (December 31, 2016 - $1.1 million) has been recognized on the remaining U.K. pound sterling denominated term notes since the date of issuance. See Note 17 for additional information about foreign exchange risk management and the impact on the Consolidated Financial Statements.
The five year schedule of long term debt repayment based on current maturity dates and assuming the revolving Credit Facility is not renewed is as follows: 2018 - $nil, 2019 - $164.9 million, 2020 - $118.3 million, 2021 - $nil, 2022 - $127.6 million.